Assets and Liabilities Measured at Fair Value on a Recurring Basis - Schedule of unobservable inputs related to Level 3 fair value measurements (Details) - Fair Value, Inputs, Level 3	Dec. 31, 2019	Dec. 31, 2018
Real Estate Properties and Joint Ventures | Discount Rate | Office | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.055	0.055
Real Estate Properties and Joint Ventures | Discount Rate | Office | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.085	0.086
Real Estate Properties and Joint Ventures | Discount Rate | Office | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.066	0.065
Real Estate Properties and Joint Ventures | Discount Rate | Industrial | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.053	0.053
Real Estate Properties and Joint Ventures | Discount Rate | Industrial | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.090	0.089
Real Estate Properties and Joint Ventures | Discount Rate | Industrial | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.067	0.068
Real Estate Properties and Joint Ventures | Discount Rate | Residential | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.053	0.055
Real Estate Properties and Joint Ventures | Discount Rate | Residential | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.078	0.078
Real Estate Properties and Joint Ventures | Discount Rate | Residential | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.064	0.065
Real Estate Properties and Joint Ventures | Discount Rate | Retail | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.053	0.050
Real Estate Properties and Joint Ventures | Discount Rate | Retail | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.117	0.107
Real Estate Properties and Joint Ventures | Discount Rate | Retail | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.066	0.064
Real Estate Properties and Joint Ventures | Discount Rate | Hotel | Discounted Cash Flow
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.100
Real Estate Properties and Joint Ventures | Discount Rate | Hotel | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.100
Real Estate Properties and Joint Ventures | Capitalization Rate | Office | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.040	0.040
Real Estate Properties and Joint Ventures | Capitalization Rate | Office | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.075	0.075
Real Estate Properties and Joint Ventures | Capitalization Rate | Office | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.055	0.054
Real Estate Properties and Joint Ventures | Capitalization Rate | Office | Income Approach—Direct Capitalization | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.039	0.040
Real Estate Properties and Joint Ventures | Capitalization Rate | Office | Income Approach—Direct Capitalization | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.070	0.070
Real Estate Properties and Joint Ventures | Capitalization Rate | Office | Income Approach—Direct Capitalization | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.050	0.048
Real Estate Properties and Joint Ventures | Capitalization Rate | Industrial | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.043	0.045
Real Estate Properties and Joint Ventures | Capitalization Rate | Industrial | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.081	0.073
Real Estate Properties and Joint Ventures | Capitalization Rate | Industrial | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.055	0.055
Real Estate Properties and Joint Ventures | Capitalization Rate | Industrial | Income Approach—Direct Capitalization | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.039	0.040
Real Estate Properties and Joint Ventures | Capitalization Rate | Industrial | Income Approach—Direct Capitalization | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.074	0.070
Real Estate Properties and Joint Ventures | Capitalization Rate | Industrial | Income Approach—Direct Capitalization | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.049	0.049
Real Estate Properties and Joint Ventures | Capitalization Rate | Residential | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.043	0.038
Real Estate Properties and Joint Ventures | Capitalization Rate | Residential | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.068	0.068
Real Estate Properties and Joint Ventures | Capitalization Rate | Residential | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.051	0.050
Real Estate Properties and Joint Ventures | Capitalization Rate | Residential | Income Approach—Direct Capitalization | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.038	0.033
Real Estate Properties and Joint Ventures | Capitalization Rate | Residential | Income Approach—Direct Capitalization | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.060	0.060
Real Estate Properties and Joint Ventures | Capitalization Rate | Residential | Income Approach—Direct Capitalization | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.046	0.045
Real Estate Properties and Joint Ventures | Capitalization Rate | Retail | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.048	0.043
Real Estate Properties and Joint Ventures | Capitalization Rate | Retail | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.094	0.090
Real Estate Properties and Joint Ventures | Capitalization Rate | Retail | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.054	0.053
Real Estate Properties and Joint Ventures | Capitalization Rate | Retail | Income Approach—Direct Capitalization | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.033	0.033
Real Estate Properties and Joint Ventures | Capitalization Rate | Retail | Income Approach—Direct Capitalization | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.110	0.085
Real Estate Properties and Joint Ventures | Capitalization Rate | Retail | Income Approach—Direct Capitalization | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.049	0.047
Real Estate Properties and Joint Ventures | Capitalization Rate | Hotel | Discounted Cash Flow
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.078
Real Estate Properties and Joint Ventures | Capitalization Rate | Hotel | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.078
Real Estate Properties and Joint Ventures | Capitalization Rate | Hotel | Income Approach—Direct Capitalization
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.075
Real Estate Properties and Joint Ventures | Capitalization Rate | Hotel | Income Approach—Direct Capitalization | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.075
Loans Payable | Loan-to-Value Ratio | Residential | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.302	0.319
Loans Payable | Loan-to-Value Ratio | Residential | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.690	0.636
Loans Payable | Loan-to-Value Ratio | Residential | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.478	0.481
Loans Payable | Loan-to-Value Ratio | Residential | Net Present Value | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.302	0.319
Loans Payable | Loan-to-Value Ratio | Residential | Net Present Value | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.690	0.636
Loans Payable | Loan-to-Value Ratio | Residential | Net Present Value | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.478	0.481
Loans Payable | Loan-to-Value Ratio | Retail | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.333	0.319
Loans Payable | Loan-to-Value Ratio | Retail | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.633	0.553
Loans Payable | Loan-to-Value Ratio | Retail | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.411	0.393
Loans Payable | Loan-to-Value Ratio | Retail | Net Present Value | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.333	0.319
Loans Payable | Loan-to-Value Ratio | Retail | Net Present Value | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.633	0.553
Loans Payable | Loan-to-Value Ratio | Retail | Net Present Value | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.411	0.393
Loans Payable | Loan-to-Value Ratio | Office and Industrial | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.316	0.364
Loans Payable | Loan-to-Value Ratio | Office and Industrial | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.595	0.678
Loans Payable | Loan-to-Value Ratio | Office and Industrial | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.463	0.476
Loans Payable | Loan-to-Value Ratio | Office and Industrial | Net Present Value | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.316	0.364
Loans Payable | Loan-to-Value Ratio | Office and Industrial | Net Present Value | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.595	0.678
Loans Payable | Loan-to-Value Ratio | Office and Industrial | Net Present Value | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.463	0.476
Loans Payable | Equivalency Rate | Residential | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.030	0.034
Loans Payable | Equivalency Rate | Residential | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.036	0.046
Loans Payable | Equivalency Rate | Residential | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.033	0.041
Loans Payable | Equivalency Rate | Retail | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.033	0.043
Loans Payable | Equivalency Rate | Retail | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.040	0.053
Loans Payable | Equivalency Rate | Retail | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.035	0.045
Loans Payable | Equivalency Rate | Office and Industrial | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.031	0.039
Loans Payable | Equivalency Rate | Office and Industrial | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.043	0.062
Loans Payable | Equivalency Rate | Office and Industrial | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.034	0.046
Loans Payable | Weighted Average Cost of Capital Risk Premium Multiple | Residential | Net Present Value | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.20	1.10
Loans Payable | Weighted Average Cost of Capital Risk Premium Multiple | Residential | Net Present Value | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.70	1.40
Loans Payable | Weighted Average Cost of Capital Risk Premium Multiple | Residential | Net Present Value | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.30	1.20
Loans Payable | Weighted Average Cost of Capital Risk Premium Multiple | Retail | Net Present Value | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.20	1.10
Loans Payable | Weighted Average Cost of Capital Risk Premium Multiple | Retail | Net Present Value | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.50	1.30
Loans Payable | Weighted Average Cost of Capital Risk Premium Multiple | Retail | Net Present Value | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.30	1.20
Loans Payable | Weighted Average Cost of Capital Risk Premium Multiple | Office and Industrial | Net Present Value | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.20	1.20
Loans Payable | Weighted Average Cost of Capital Risk Premium Multiple | Office and Industrial | Net Present Value | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.50	1.40
Loans Payable | Weighted Average Cost of Capital Risk Premium Multiple | Office and Industrial | Net Present Value | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.30	1.30
Loans Receivable | Loan-to-Value Ratio | Residential, Industrial, Office, Retail and Storage | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties		0.708
Loans Receivable | Loan-to-Value Ratio | Residential, Industrial, Office, Retail and Storage | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties		0.792
Loans Receivable | Loan-to-Value Ratio | Residential, Industrial, Office, Retail and Storage | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties		0.756
Loans Receivable | Equivalency Rate | Residential, Industrial, Office, Retail and Storage | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties		0.060
Loans Receivable | Equivalency Rate | Residential, Industrial, Office, Retail and Storage | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties		0.083
Loans Receivable | Equivalency Rate | Residential, Industrial, Office, Retail and Storage | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties		0.069
Loans Receivable, including those with related parties | Loan-to-Value Ratio | Residential, Hotel, Industrial, Office, Retail and Storage | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.317
Loans Receivable, including those with related parties | Loan-to-Value Ratio | Residential, Hotel, Industrial, Office, Retail and Storage | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.815
Loans Receivable, including those with related parties | Loan-to-Value Ratio | Residential, Hotel, Industrial, Office, Retail and Storage | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.725
Loans Receivable, including those with related parties | Equivalency Rate | Residential, Hotel, Industrial, Office, Retail and Storage | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.032
Loans Receivable, including those with related parties | Equivalency Rate | Residential, Hotel, Industrial, Office, Retail and Storage | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.084
Loans Receivable, including those with related parties | Equivalency Rate | Residential, Hotel, Industrial, Office, Retail and Storage | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.060